Columbia Ultra Short Term Bond Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Ultra Short Term Bond Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 32.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	203,344	205,000
Series 2024-2PL Class A
10/27/2031	5.070%	2,753,447	2,765,779
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	354,621	359,319
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	713,006	714,854
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class A
12/17/2029	5.220%	2,600,056	2,602,904
American Credit Acceptance Receivables Trust(a)
Series 2022-4 Class D
02/15/2029	8.000%	7,014,806	7,085,629
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	856,744	856,735
AmeriCredit Automobile Receivables Trust
Series 2024-1 Class A2A
02/18/2028	5.750%	858,473	859,514
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	5,150,000	5,182,551
Carmax Auto Owner Trust
Series 2023-3 Class A3
05/15/2028	5.280%	15,471,553	15,572,362
CarMax Auto Owner Trust
Series 2023-1 Class A4
01/16/2029	4.650%	8,300,000	8,336,014
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	928,710	930,563
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	925,663	913,622
Series 2024-P2 Class A2
11/10/2027	5.630%	214,044	214,105
Series 2024-P3 Class A2
11/10/2027	4.610%	600,677	600,774
Series 2025-P3 Class A1
10/12/2026	4.171%	6,314,283	6,316,992
Carvana Auto Receivables Trust(a)
Series 2024-N2 Class A3
07/10/2028	5.710%	3,165,000	3,180,153
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-N3 Class A2
12/10/2027	4.840%	2,749,213	2,751,575
CNH Equipment Trust
Series 2024-C Class A2A
02/18/2028	4.300%	3,316,097	3,318,184
Series 2024-C Class A3
01/15/2030	4.030%	6,253,000	6,255,526
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	1,725,000	1,734,109
Exeter Automobile Receivables Trust
Subordinated Series 2021-2 Class D
04/15/2027	1.400%	3,361,275	3,333,828
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	12,981,111	13,008,368
Series 2025-A Class A3
06/15/2028	4.720%	6,825,000	6,883,960
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	6,059,000	5,900,411
Series 2022-1 Class A
11/15/2034	3.880%	20,993,000	20,967,313
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	1,287,586	1,288,518
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	21,968,000	22,050,042
GLS Auto Receivables Issuer Trust(a)
Series 2024-2A Class A3
01/18/2028	5.640%	1,797,651	1,800,630
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	3,540,563	3,569,050
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	20,106,000	20,265,245
Series 2024-1A Class A1
03/15/2029	5.130%	15,511,000	15,727,169
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	1,046,951	1,052,040
Series 2025-1A Class A2
03/25/2060	5.120%	3,574,342	3,584,356

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-2 Class A2
06/25/2060	4.930%	1,545,062	1,548,746
Harley-Davidson Motorcycle Trust
Series 2024-A Class A3
03/15/2029	5.370%	1,864,495	1,881,986
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	659,855	660,214
HPEFS Equipment Trust(a)
Series 2024-2A Class A2
10/20/2031	5.500%	806,010	806,625
Hyundai Auto Lease Securitization Trust(a)
Series 2024-A Class A3
03/15/2027	5.020%	13,205,708	13,241,782
Series 2024-C Class A3
04/17/2028	4.620%	10,550,000	10,606,284
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	1,075,000	1,078,787
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	2,729,067	2,740,290
Series 2024-2A Class A3
11/15/2028	5.260%	11,000,000	11,188,002
LAD Auto Receivables Trust(a)
Series 2023-2A Class A3
02/15/2028	5.420%	2,506,184	2,508,777
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	2,808,624	2,814,265
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	4,493,167	4,546,063
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	10,000,000	10,054,562
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	10,000,000	10,030,204
Nissan Master Owner Trust Receivables(a)
Series 2024-B Class A
02/15/2029	5.050%	23,257,000	23,523,230
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	70,990	70,949
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	3,477,514	3,490,178
Series 2024-5 Class A
10/15/2031	6.278%	632,021	636,383
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-6 Class A
11/15/2031	6.093%	588,375	591,148
Series 2025-1 Class A2
07/15/2032	5.156%	1,460,069	1,470,254
Series 2025-3 Class A1
05/16/2032	5.028%	1,366,474	1,367,084
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	2,954,110	2,983,799
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	3,171,338	3,210,346
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	977,502	985,727
Series 2024-2 Class A
08/15/2031	6.319%	1,856,399	1,873,710
Series 2024-3 Class A
10/15/2031	6.258%	2,295,658	2,307,730
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	2,393,533	2,411,017
Series 2024-2A Class A2
04/20/2027	4.740%	2,851,122	2,856,138
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	9,517,852	9,535,447
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	117,954	118,031
Series 2025-1A Class A
08/16/2032	4.960%	1,991,752	1,996,205
Series 2025-2A Class A
08/18/2032	4.930%	3,716,271	3,728,690
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	2,600,000	2,605,400
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	461,458	464,391
Santander Drive Auto Receivables Trust
Series 2024-1 Class A3
04/17/2028	5.250%	5,597,212	5,605,620
Series 2024-5 Class A2
09/15/2027	4.880%	132,719	132,780
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	5,633,316	5,663,325
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-A Class A4
01/22/2029	5.240%	7,550,000	7,593,209
Series 2024-C Class A2
11/20/2026	4.940%	28,655	28,662
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	1,392,374	1,398,603
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	5,603,994	5,619,635
Series 2025-2 Class A
06/25/2034	4.820%	16,916,913	16,972,035
Series 2025-4 Class A
08/25/2035	4.240%	9,000,000	8,992,416
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	3,062,280	3,068,829
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	6,149,968	6,157,955
Series 2025-ST6 Class A
10/15/2032	4.611%	3,391,601	3,391,999
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	337,884	338,338
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	519,034	520,187
Series 2025-3 Class A2
09/20/2035	4.600%	4,700,000	4,695,081
Verizon Master Trust
Series 2024-8 Class A1A
11/20/2030	4.620%	8,040,000	8,138,622
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	8,188,576	8,207,115
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	2,333,268	2,338,324
Series 2025-P1 Class A1
06/15/2026	4.583%	929,645	930,234
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	2,495,875	2,493,284
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	3,225,000	3,235,364
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF Card Issuance Trust
Series 2024-A1 Class A
02/15/2029	4.940%	12,750,000	12,910,307
World Omni Auto Receivables Trust
Series 2022-A Class A3
05/17/2027	1.660%	94,197	94,118
Total Asset-Backed Securities — Non-Agency (Cost $437,763,149)			438,645,680

Commercial Mortgage-Backed Securities - Non-Agency 6.6%

Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3 Class A3
02/15/2050	3.311%	9,310,008	9,209,393
Benchmark Mortgage Trust
Series 2019-B13 Class ASB
08/15/2057	2.888%	4,589,252	4,482,231
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	4,141,655	4,118,875
Series 2017-CD6 Class ASB
11/13/2050	3.332%	3,660,171	3,630,738
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	861,221	856,314
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A3
05/10/2049	2.944%	1,435,995	1,429,754
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	6,668,000	6,594,412
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	6,550,678	6,494,029
GS Mortgage Securities Corp. II(a),(b)
Series 2023-SHIP Class A
09/10/2038	4.466%	16,028,913	15,978,267
JPMCC Commercial Mortgage Securities Trust(b)
Series 2016-JP4 Class ASB
12/15/2049	3.474%	918,190	913,742
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	5,094,949	4,995,455
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C31 Class ASB
11/15/2049	2.952%	519,754	518,599
Tricon American Homes(a)
Series 2020-SFR1 Class A
07/17/2038	1.499%	8,255,393	8,084,710

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	2,068,482	2,050,583
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A2
08/15/2049	2.399%	1,346,026	1,333,919
Series 2016-C33 Class A3
03/15/2059	3.162%	1,293,789	1,291,581
Series 2016-C36 Class A3
11/15/2059	2.807%	4,231,532	4,184,437
Series 2016-LC25 Class ASB
12/15/2059	3.486%	117,409	117,112
Series 2018-C45 Class ASB
06/15/2051	4.147%	3,231,443	3,231,106
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.953%	11,000,000	10,277,104
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $90,145,992)			89,792,361

Corporate Bonds & Notes 46.7%

Aerospace & Defense 2.0%
BAE Systems PLC(a)
03/26/2027	5.000%	7,000,000	7,077,263
Boeing Co. (The)
02/01/2027	2.700%	7,000,000	6,870,007
L3Harris Technologies, Inc.
12/15/2026	3.850%	6,500,000	6,484,951
Raytheon Technologies Corp.
03/15/2027	3.500%	7,000,000	6,949,919
Total			27,382,140
Automotive 0.4%
Toyota Motor Credit Corp.(c)
SOFR + 0.710% 05/14/2027	4.750%	6,115,000	6,131,076
Banking 13.3%
Bank of America Corp.(c)
SOFR + 1.350% 09/15/2027	5.390%	13,000,000	13,089,539
Bank of Montreal(d)
09/10/2027	4.567%	7,000,000	7,021,230
Bank of New York Mellon Corp. (The)(c)
SOFR + 0.680% 06/09/2028	4.720%	7,000,000	7,001,883
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(c)
SOFR + 0.760% 09/15/2028	4.800%	7,000,000	7,000,358
Canadian Imperial Bank of Commerce(d)
09/08/2028	4.243%	7,000,000	7,007,074
Citigroup, Inc.(d)
06/09/2027	1.462%	12,500,000	12,291,690
Cooperatieve Rabobank UA(c)
SOFR + 0.620% 08/28/2026	4.660%	6,390,000	6,405,411
Goldman Sachs Group, Inc. (The)(d)
04/23/2028	4.937%	12,000,000	12,131,353
HSBC Holdings PLC(d)
03/13/2028	4.041%	7,025,000	7,003,211
JPMorgan Chase & Co.(d)
04/22/2028	5.571%	13,000,000	13,267,149
Morgan Stanley(d)
07/20/2027	1.512%	12,500,000	12,261,812
National Australia Bank Ltd.
12/10/2025	4.750%	4,925,000	4,927,056
PNC Financial Services Group, Inc. (The)(d)
07/23/2027	5.102%	6,500,000	6,537,141
Royal Bank of Canada(c)
SOFR + 0.790% 07/23/2027	4.830%	6,300,000	6,315,228
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	6,500,000	6,601,700
State Street Corp.(d)
04/24/2028	4.543%	7,000,000	7,051,068
Toronto-Dominion Bank (The)(c)
SOFR + 0.620% 12/17/2026	4.660%	6,500,000	6,518,549
Truist Financial Corp.(d)
03/02/2027	1.267%	7,000,000	6,930,591
UBS Group AG(a),(d)
01/30/2027	1.364%	7,000,000	6,948,299
US Bank NA(c)
SOFR + 0.910% 05/15/2028	4.950%	6,725,000	6,742,142
Wells Fargo & Co.(d)
01/24/2028	4.900%	12,000,000	12,104,566
Westpac Banking Corp.(c)
SOFR + 0.460% 10/20/2026	4.500%	5,500,000	5,507,486
Total			180,664,536
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	6,650,000	6,613,369
Comcast Corp.
01/15/2027	2.350%	7,000,000	6,868,405
Total			13,481,774
Chemicals 0.5%
LYB International Finance II BV
03/02/2027	3.500%	7,000,000	6,934,243
Construction Machinery 0.9%
Caterpillar Financial Services Corp.(c)
SOFR + 0.380% 01/07/2027	4.420%	6,500,000	6,504,617
John Deere Capital Corp.
03/06/2026	4.950%	5,750,000	5,764,960
Total			12,269,577
Diversified Manufacturing 1.0%
Carrier Global Corp.
02/15/2027	2.493%	7,000,000	6,860,448
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	6,500,000	6,461,116
Total			13,321,564
Electric 4.9%
CenterPoint Energy, Inc.
06/01/2026	1.450%	7,000,000	6,887,361
Dominion Energy, Inc.
04/15/2026	1.450%	7,000,000	6,914,442
DTE Energy Co.
10/01/2026	2.850%	7,000,000	6,925,671
Duke Energy Corp.
08/15/2027	3.150%	7,000,000	6,890,216
Eversource Energy
03/01/2027	2.900%	7,000,000	6,883,340
Georgia Power Co.(c)
SOFR + 0.280% 09/15/2026	4.320%	5,590,000	5,587,364
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,525,000	6,596,527
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	6,500,000	6,718,898
WEC Energy Group, Inc.
01/15/2028	4.750%	6,500,000	6,582,389
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.
12/01/2026	3.350%	6,500,000	6,448,131
Total			66,434,339
Food and Beverage 3.4%
Bacardi Ltd.(a)
05/15/2028	4.700%	6,685,000	6,734,471
Campbell Soup Co.
03/15/2028	4.150%	6,525,000	6,518,767
Diageo Capital PLC
10/05/2026	5.375%	5,300,000	5,361,255
Kraft Heinz Foods Co.
05/15/2027	3.875%	7,000,000	6,967,317
Mars, Inc.(a)
03/01/2027	4.450%	7,000,000	7,046,186
Mondelez International, Inc.
03/17/2027	2.625%	7,000,000	6,866,718
Tyson Foods, Inc.
06/02/2027	3.550%	7,000,000	6,929,668
Total			46,424,382
Health Care 2.4%
Becton Dickinson and Co.
06/06/2027	3.700%	6,500,000	6,456,736
Cigna Corp.
03/01/2027	3.400%	6,500,000	6,442,890
CVS Health Corp.
03/25/2028	4.300%	7,000,000	7,010,542
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	6,500,000	6,689,649
HCA, Inc.
03/15/2027	3.125%	6,815,000	6,725,711
Total			33,325,528
Healthcare Insurance 1.0%
Anthem, Inc.
03/01/2028	4.101%	7,000,000	6,992,297
UnitedHealth Group, Inc.(c)
SOFR + 0.500% 07/15/2026	4.540%	6,000,000	6,004,395
Total			12,996,692
Independent Energy 1.0%
Occidental Petroleum Corp.
08/01/2027	5.000%	6,500,000	6,592,683
Woodside Finance Ltd.(a)
03/15/2028	3.700%	7,000,000	6,897,942
Total			13,490,625

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.5%
BP Capital Markets PLC
09/19/2027	3.279%	7,000,000	6,918,787
Life Insurance 1.6%
Corebridge Global Funding(a)
06/24/2026	5.350%	6,500,000	6,544,607
Met Tower Global Funding(a)
06/20/2026	5.400%	6,451,000	6,502,148
Pricoa Global Funding I(a)
08/27/2027	4.400%	1,600,000	1,610,972
Principal Life Global Funding II(a)
11/17/2026	1.500%	7,000,000	6,821,342
Total			21,479,069
Midstream 3.4%
Enbridge, Inc.
11/15/2026	5.900%	6,500,000	6,607,546
Energy Transfer Partners LP
01/15/2026	4.750%	5,500,000	5,500,944
Enterprise Products Operating LLC
06/20/2028	4.300%	6,000,000	6,045,212
Kinder Morgan, Inc.
11/15/2026	1.750%	6,500,000	6,348,158
MPLX LP
03/15/2028	4.000%	2,555,000	2,543,072
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	6,500,000	6,512,752
Western Gas Partners LP
07/01/2026	4.650%	6,000,000	6,002,606
Williams Companies, Inc. (The)
06/15/2027	3.750%	6,500,000	6,461,139
Total			46,021,429
Natural Gas 0.5%
NiSource, Inc.
03/30/2028	5.250%	6,500,000	6,659,139
Pharmaceuticals 2.6%
AbbVie, Inc.
03/15/2027	4.800%	6,500,000	6,567,335
Amgen, Inc.
02/21/2027	2.200%	7,000,000	6,834,375
AstraZeneca PLC
11/16/2025	3.375%	5,000,000	4,997,776
Bristol-Myers Squibb Co.
02/20/2026	4.950%	5,000,000	5,009,232
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
03/01/2026	3.650%	5,000,000	4,992,004
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	5,000,000	5,006,671
Roche Holdings, Inc.(a)
05/15/2026	2.625%	1,712,000	1,699,298
Total			35,106,691
Property & Casualty 0.8%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	5,500,000	5,477,655
Loews Corp.
04/01/2026	3.750%	5,500,000	5,486,402
Total			10,964,057
Railroads 0.6%
Norfolk Southern Corp.
06/15/2026	2.900%	3,200,000	3,175,706
Union Pacific Corp.
02/05/2027	2.150%	5,018,000	4,911,967
Total			8,087,673
Retailers 0.5%
Home Depot, Inc. (The)
06/25/2026	5.150%	6,500,000	6,549,608
Technology 1.9%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	7,000,000	6,929,449
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	6,490,000	6,506,791
Oracle Corp.
11/15/2027	3.250%	7,000,000	6,866,457
Synopsys, Inc.
04/01/2027	4.550%	6,000,000	6,039,622
Total			26,342,319
Transportation Services 0.5%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	7,200,000	7,289,539
Wireless 1.0%
American Tower Corp.
07/15/2027	3.550%	7,000,000	6,931,778
T-Mobile US, Inc.
04/15/2027	3.750%	7,000,000	6,959,504
Total			13,891,282
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.0%
AT&T, Inc.
03/25/2026	1.700%	6,500,000	6,435,243
Verizon Communications, Inc.
03/16/2027	4.125%	7,000,000	7,004,748
Total			13,439,991
Total Corporate Bonds & Notes (Cost $632,301,279)			635,606,060

Foreign Government Obligations(e) 1.0%

Canada 1.0%
Province of Ontario
01/21/2026	0.625%	7,000,000	6,947,055
Province of Quebec
04/20/2026	2.500%	7,000,000	6,951,502
Total			13,898,557
Total Foreign Government Obligations (Cost $13,873,161)			13,898,557

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(c)
1-year CMT + 2.255% Cap 11.233% 02/01/2036	6.510%	16,131	16,551
Total Residential Mortgage-Backed Securities - Agency (Cost $16,121)			16,551

Residential Mortgage-Backed Securities - Non-Agency 10.3%

BRAVO Residential Funding Trust(a),(c)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.350% 09/25/2072	5.548%	7,496,548	7,496,530
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.083%	2,038,751	2,045,972
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	6.456%	1,494,517	1,500,536
Homeward Opportunities Fund Trust(a),(d)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.237%	9,500,000	9,522,391
JP Morgan Mortgage Trust(a),(c)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	5.589%	4,543,576	4,543,553
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(b)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	532,553	511,069
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,484,763	1,481,433
PRET LLC(a),(d)
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	3,933,340	3,934,544
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	3,662,459	3,663,579
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	4,384,745	4,386,493
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	5,688,030	5,691,830
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	1,683,205	1,690,615
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	3,883,413	3,890,170
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	7,287,475	7,303,813
PRET Trust(a),(d)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.063%	8,402,175	8,418,790
Pretium Mortgage Credit Partners(a),(d)
Series 2025-NPL2 Class A1
03/25/2055	5.835%	12,785,290	12,787,969
PRPM LLC(a),(d)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	4,871,442	4,872,993
RCO VIII Mortgage LLC(a),(d)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	2,333,038	2,338,391
RCO X Mortgage LLC(a),(d)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	5,804,188	5,845,474
Toorak Mortgage Trust(a),(d)
CMO Series 2025-RRTL1 Class A1
02/25/2040	5.524%	12,000,000	12,071,196
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	4,600,242	4,486,057
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	7,461,338	7,355,429
VCAT LLC(a),(d)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	3,275,144	3,307,076

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	13,233,230	13,386,249
Verus Securitization Trust(a),(d)
Series 2025-10 Class A1FC
06/25/2070	5.017%	8,000,000	7,999,930
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $140,322,340)			140,532,082

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
11/06/2025	4.080%	13,675,000	13,665,834
Total Treasury Bills (Cost $13,667,362)			13,665,834

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
08/27/2027	3.625%	2,900,000	2,899,404
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
03/10/2027	4.000%	1,100,000	1,104,297
03/12/2027	4.500%	560,000	565,631
Federal National Mortgage Association
11/07/2025	0.500%	1,695,000	1,693,792
04/24/2026	2.125%	2,785,000	2,762,185
09/24/2026	1.875%	4,600,000	4,523,592
Total U.S. Government & Agency Obligations (Cost $13,540,350)			13,548,901

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(f),(g)	29,418,468	29,409,643
Total Money Market Funds (Cost $29,406,471)		29,409,643
Total Investments in Securities (Cost: $1,371,036,225)		1,375,115,669
Other Assets & Liabilities, Net		(13,218,319)
Net Assets		1,361,897,350
At October 31, 2025, securities and/or cash totaling $1,716,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,430)	12/2025	USD	(297,786,329)	275,798	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $568,877,229, which represents 41.77% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2025.

(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2025.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	52,527,222	173,472,471	(196,591,996)	1,946	29,409,643	(1,447)	412,304	29,418,468
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Ultra Short Term Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT103_07_R01_(12/25)